Derivatives Designated as Hedging Instruments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2010 Debt Note Matured In 2010 Cross Currency Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Nominal value	$ 1,241.9	$ 54.0